Inventories (Schedule Of Inventory) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013
Inventory Disclosure [Abstract]
Processed Products - Weighted-average method – chicken, prepared foods and international	$ 780	$ 799
Processed Products - First-in, first-out method – beef and pork	622	624
Livestock – first-in, first-out method	982	1,002
Supplies and other – weighted-average method	394	392
Total inventories	$ 2,778	$ 2,817